Share Capital	Jan. 06, 2023
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

10. Share Capital

a) Authorized:

Unlimited number of common shares with no par value.

b)  Issued and Outstanding

As at April 30, 2023, 207,938,329 (April 30, 2022: 154,875,802) common shares with no par value were issued and outstanding.

During the year ended April 30, 2023, the Company issued common shares of the Company (the "Shares") as follow:

On February 9, 2023, the Company completed a private placement during which it issued 27,286,050 common shares at a price of $1.65 for gross proceeds of $45,021,982. The Company paid a cash commission of $2,701,319 equal to 6% of the gross proceeds of the offering and issued 1,637,163 compensation options to the Agents. Each compensation option is exercisable to acquire one common share of the Company at the issue price of $1.65 until February 9, 2025. The compensation options have a fair value of $1,408,313 using the Black-Scholes Options pricing model. The Company incurred a total of $3,023,679 in cash share issue costs.

All securities issued under the private placement will be subject to a statutory hold period in Canada expiring four months and one day from the date of issuance.

On November 15, 2022, the Company closed a bought deal financing of 23,805,000 units at a price of $1.45 per units for gross proceeds of $34,517,250. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company until November 15, 2024, at a price of $2.00. The warrants were not assigned a value since the market price of the Company's share on November 15, 2022, was equivalent to the price of the unit at $1.45.

The financing was subject to 6% cash finders fees and 6% finders warrants exercisable at $1.45 on or before November 15, 2024. The finders' warrants have a fair value of $1,138,453 using the Black-Scholes Options pricing model. The Company incurred a total of $2,542,864 in cash share issue costs.

The net proceeds from both the private placement and the bought deal financing will be used to advance the exploration, drilling, and development of the Company's Panuco Project, as well as for working capital and general corporate purposes.

On January 6, 2023, the Company issued 1,000,000 shares in connection to the strategic investment in Prismo Metals Inc. The shares are subject to a statutory hold period of four months and one day, and a voluntary escrow period of 24 months with 25% of the securities released every six months. The shares are fair valued at $1,357,155 (Note 8).

For the year ended April 30, 2023, 775,347 options were exercised for proceeds of $318,000. The weighted average share price on date of exercise is $1.76. 196,130 warrants were exercised for proceeds of $386,221. The weighted average share price of on date of exercise is $2.10.

During the year ended April 30, 2022, the Company issued common shares of the Company (the "Shares") as follow:

On June 3, 2021, the Company announced closing of the bought deal prospectus offering of 27,600,000 units of the Company (the "Units") at a price of $2.50 per Unit for aggregate gross proceeds of $69,000,000, which includes the exercise in full of the underwriter's over-allotment option for 3,600,000 Units (the "Public Offering"). Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company until December 3, 2022, at a price of $3.25.

In consideration for the services provided by the Underwriters in connection with the Public Offering, on closing the Company paid to the Underwriter a cash commission equal to 6% of the gross proceeds raised under the Public Offering, other than in respect of sales of the Public Offering to the Company's president's list (the "President's List") for which the Company paid a cash commission equal to 3%. As further consideration for the services provided by the Underwriters in connection with the Public Offering, on closing the Company issued broker warrants to the Underwriters, exercisable at any time on or before December 3, 2022, to acquire that number of common shares of the Company which is equal to 6% of the number of Units sold under the Public Offering (3% in respect of the President's List) at an exercise price of $2.50. The Company paid $4,080,031 and allocated fair value of $1,459,487 for the broker warrants.

On June 21, 2021, the Company announced completion of a non-brokered private placement (the "Private Placement") previously announced on June 3, 2021. The Company issued a total of 1,690,000 units (the "Units") at a price of $2.50 per unit for gross proceeds of $4,225,000. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Private Placement Warrant"). Each Private Placement Warrant entitles the holder to acquire one common share of the Company for 18 months from the closing of the Private Placement at a price of $3.25. The Company paid cash finder's fees equal to 6% of the gross proceeds and issued broker warrants of the Company, exercisable at any time on or before December 18, 2022, to acquire that number of common shares in the capital of the Company which is equal to 6% of the number of Units sold under the Private Placement at an exercise price of $2.50. The Company paid $287,338 and allocated fair value of $70,569 for the broker warrants.

On September 7, 2021, 6,245,902 common shares were issued to acquire the Panuco and 4,944,672 common shares were issued. The Company issued John Mirko bonus shares of 6,500,000 and finder's fee of 250,000 per milestone event 1 of the Canam agreement (Note 9). On April 27, 2022, the Company issued John Mirko bonus shares of 5,500,000 and finder's fee of 250,000 per milestone event 2 of the Canam agreement (Note 9). There are no shares left to be issued in terms of the Canam agreement.

For the year ended April 30, 2022, 1,271,028 options were exercised for proceeds of $545,930. The weighted average share price on date of exercise is $2.48. 6,555,459 warrants were exercised for proceeds of $3,342,526. The weighted average share price of on date of exercise is $2.45.

c) Escrow shares

As of April 30, 2023, the Company has 1,000,000 shares in escrow (April 30, 2022: nil). The escrow shares relate to the Prismo transaction (Note 8) are subject to a voluntary escrow period of 24 months. During this period, 25% of the securities will be released every six months, starting from the closing date of January 6, 2023. During the year ended April 30, 2023, no shares have been released and 1,000,000 shares remain in escrow.

d) Warrants

As of April 30, 2023, the Company has 14,771,833 warrants exercisable (April 30, 2022: 32,424,906).

During the year ended April 30, 2023, the Company issued 11,902,500 warrants and 1,428,300 broker warrants, totaling 13,330,800 warrants in relation to the bought deal financing which closed on November 15, 2022. Each warrant entitles the holder to acquire one common share of the Company until November 15, 2024, at a price of $2.00. The Company issued 1,637,163 compensation warrants in relation to the private placement which closed on February 9, 2023. Each compensation warrant is exercisable to acquire one Common Share at $1.65 until February 9, 2025. 32,424,902 warrants expired (April 30, 2022: nil).

During the year ended April 30, 2022, the Company issued 13,800,000 warrants and 1,476,000 broker warrants in relation to the bought deal prospectus which concluded on June 3, 2021; and 845,000 warrants and 101,400 broker warrants in relation to the non-brokered private placement which ended on June 18, 2021, totaling 16,222,400 warrants.

The following is a summary of warrant transactions for the years ended April 30, 2023, and 2022:

	April 30, 2023		April 30, 2022
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise	warrants	exercise
		price		price
		$		$
Warrants outstanding, beginning of the year	32,424,902	2.68	22,757,961	1.86
Issued	14,967,963	1.57	16,222,400	3.06
Exercised	(196,130)	1.97	(6,555,459)	0.52
Expired	(32,424,902)	(2.68)	-	-
Warrants outstanding, end of the year	14,771,833	1.91	32,424,902	2.68

The following warrants were outstanding and exercisable April 30, 2023:

Expiry date	Exercise price $	Number of warrants outstanding and exercisable
15-Nov-24	2.00	11,717,350
15-Nov-24	1.45	1,417,320
09-Feb-25	1.65	1,637,163
		14,771,833

As at April 30, 2023, the weighted average remaining contractual life for outstanding warrants is 1.57 years (April 30, 2022: 0.42 years).

Vizsla Silver is liable to issue shares pursuant to the Arrangement, whereby a holder exercises a Vizsla Silver warrant will be entitled to receive one new Vizsla Silver common share and 0.3333 of a Vizsla Copper common share. The exercise price of the Vizsla Silver warrants will remain the same; however, Vizsla Silver will need to compensate Vizsla Copper for each Vizsla Copper common share that is issued upon exercise of a Vizsla Silver warrant. As of April 30, 2023, there are no existing warrants associated with the Arrangement or Vizsla Copper.

The fair value of the broker warrants granted was calculated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	April 30, 2023	April 30, 2022
Risk Free Interest Rate	3.86% - 3.98%	0.43%
Expected Dividend Yield	-	-
Expected Volatility	101.32%	100% - 103.90%
Expected Term in Years	2 years	1 year

During the year ended April 30, 2023, the Company recorded fair value of $2,546,766 (year ended April 30, 2022 - $1,530,056) against reserves.

e) Options

The Company has adopted a Stock Option Plan (the "Plan") pursuant to which options may be granted to directors, officers and consultants of the Company. Under the terms of the Plan, the Company can issue a maximum of 10% of the issued and outstanding common shares at the time of the grant, a maximum term of 10 years and the exercise price of each option is determined by the directors but may not be less than the closing market price of the Common Shares on the day preceding the date of granting of the option less any available discount, in accordance with TSXV Policies. No option may be granted for a term longer than ten years. Options granted under the Plan including vesting and the term, are determined by, and at the discretion of, the Board of Directors.

The continuity of stock options for the year ended April 30, 2023, and 2022, is as follows:

	April 30, 2023		April 30, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding, beginning of the year	14,640,472	1.64	9,090,000	1.07
Issued	2,720,000	1.63	6,974,000	2.25
Cancelled	(658,153)	(2.06)	(152,500)	(2.23)
Exercised	(775,347)	(0.41)	(1,271,028)	(0.41)
Options outstanding, end of the year	15,926,972	1.69	14,640,472	1.64
Options exercisable, end of the year	13,692,722	1.69	10,486,542	1.46

The following options were outstanding and exercisable as April 30, 2023:

Expiry date	Exercise price $	*Adjusted exercise price $	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	655,000	655,000
13-Jun-24	0.17	0.16	350,000	350,000
30-Dec-24	0.69	0.66	875,000	875,000
07-Jan-25	0.72	0.69	75,000	75,000
29-Jun-25	0.79	0.76	1,006,250	1,006,250
06-Aug-25	2.15	2.07	1,490,000	1,490,000
27-Aug-25	1.76	1.69	75,000	75,000
01-Oct-25	1.46	1.40	125,000	93,750
01-Dec-25	1.46	1.40	100,000	75,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	2,007,722	2,007,722
22-Jun-26	2.31	2.22	3,784,000	3,784,000
12-Jul-26	2.44	2.34	220,000	220,000
27-Jul-26	2.44	2.34	139,000	139,000
24-Sep-26	2.25	2.25	1,945,000	1,945,000
01-Feb-27	2.45	2.45	300,000	180,000
02-Jun-27	1.74	1.74	590,000	236,000
10-Feb-28	1.60	1.60	2,130,000	426,000
			15,926,972	13,692,722

*According to the Arrangement with Vizsla Copper on September 20, 2021, each Vizsla Silver Option was exchanged for one Vizsla Silver Replacement Option with the exercise price being adjusted accordingly. For the year ended April 30, 2023, the change in the fair value of the options upon replacement was in the amount of $nil (April 30, 2022 - $91,688).

The fair value of the options granted was calculated using the Black-Scholes option pricing model with the following assumptions for options granted in the year ended April 30, 2023:

For the years ended
	April 30, 2023	January 31, 2022
Risk Free Interest Rate	2.89% - 3.31%	0.79% - 0.85%
Expected Dividend Yield	-	-
Expected Volatility	101.32%	100% - 103.90%
Expected Term in Years	5 years	5 years

The Company recorded a total fair value of $3,846,411 as share-based compensation for the year ended April 30, 2023 (April 30, 2022 - $11,939,973).

f) Restricted Shares Units

On February 10, 2023, pursuant to the Company's Equity Incentive Compensation Plan, the Company granted 1,133,572 restricted share units (each, an "RSU") to directors, officers, employees, and consultants of the Company. The RSUs will vest in three equal annual installments commencing on the first anniversary of the grant date. The Company can settle each vested RSUs with cash, sharers, or a combination of cash and share at the Company's discretion.

The fair value of each RSU is $1.60 which is the value of a Vizsla common share on issuance day (February 10, 2023). The total share-based compensation of the RSUs is valued at $1,813,715, which will be realized as the RSUs vest.

For the year ended April 30, 2023, the Company has recognised a fair value of $239,767 (2022: $nil) for the RSUs.